LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS RECEIVABLE, NET
Loans receivable	¥ 42,313,248	¥ 31,946,604
Less allowance for loan losses	(3,630,135)	(2,694,427)	¥ (1,871,431)	¥ (1,457,419)
Loans receivable, net	38,683,113	29,252,177
Accrued interest receivable	396,043	311,226
Allowance for loan receivable	¥ 33,977	¥ 26,249